Financial Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Discription of effect of changes in foreign exchange rates	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2020 by $596.
Outstanding amount	$ 540,591	$ 514,929	$ 530,187	$ 532,746
Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 560,035	520,359
Outstanding amount		$ 520,359
Foreign Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	47.80%	53.40%	48.60%
Vale International S.A.
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	31.80%	36.40%	32.20%
Five largest customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	58.70%	64.00%	65.30%
Cammesa S.A.
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue			10.60%
Axion Energy Paraguay S.A.
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue			10.30%
Notes 2025 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 542,380
Notes 2022 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held		$ 368,306	$ 343,373
Hidronave S.A | Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	46	115	184
Financial Liabilities at fair value		115
Six Liquid Barges
Disclosure of detailed information about financial instruments [line items]
Outstanding amount	11,047
Six Liquid Barges | Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 11,047
Credit agreement for river and estuary tanker | Fair Value
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held		0	$ 5,909
Outstanding amount		$ 0